Inventory (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Inventory

	November 30, 2021	August 31, 2021
Stockpiled ore	$891	$712
Work in progress	470	350
Supplies	156	117
Total Inventory	$1,517	$1,179